Derivatives and hedging (Table)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains and Losses Reclassified From Accumulated Other Comprehensive Loss to Statements of Operations
	Year ended December 31,
	2021	2020	2019
Cost of revenue	$(35)	$(87)	$(17)
Research and development	(717)	(655)	(142)
Sales and marketing	(266)	(311)	(59)
General and administrative	(142)	(214)	(43)
	$(1,160)	$(1,267)	$(261)